Employee Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Compensation And Retirement Disclosure [Abstract]
Percent of compensation participants may contribute	20.00%
Discretionary contributions	$ 1.3	$ 1.0	$ 1.0